Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Consolidated total assets	$ 5,312,052	$ 5,637,795
Operating Segments | FPSO segment
Segment Reporting Information [Line Items]
Consolidated total assets	2,279,277	2,506,660
Operating Segments | Shuttle tanker segment
Segment Reporting Information [Line Items]
Consolidated total assets	1,684,887	1,765,664
Operating Segments | FSO segment
Segment Reporting Information [Line Items]
Consolidated total assets	463,647	516,567
Operating Segments | UMS segment
Segment Reporting Information [Line Items]
Consolidated total assets	220,509	190,440
Operating Segments | Towage segment
Segment Reporting Information [Line Items]
Consolidated total assets	419,000	398,610
Operating Segments | Conventional tanker segment
Segment Reporting Information [Line Items]
Consolidated total assets	4,259	3,360
Segment Reconciling Items | Cash and cash equivalents and restricted cash
Segment Reporting Information [Line Items]
Consolidated total assets	233,580	250,294
Segment Reconciling Items | Other assets
Segment Reporting Information [Line Items]
Consolidated total assets	$ 6,893	$ 6,200